SUMMARY OF IMPAIRED LOANS	12 Months Ended
Dec. 31, 2014
Summary Of Impaired Loans [Abstract]
Summary Of Impaired Loans [Text Block]
NOTE 5 SUMMARY OF IMPAIRED LOANS

Loans evaluated for impairment include loans classified as troubled debt restructurings and non-performing multi-family, commercial and construction loans. The following tables set forth certain information regarding the Corporation’s impaired loans, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary at December 31, 2014, 2013 and 2012.

(Dollar amounts in thousands)		Unpaid
	Recorded	Principal	Related
December 31, 2014	Investment	Balance	Allowance
With no related allowance recorded:
Commercial operating	$0	$0	$0
Commercial real estate, 1-4 family	0	0	0
Commercial real estate, other	1,942	1,942	0
Subtotal	1,942	1,942	0

With an allowance recorded:
Commercial operating	797	919	128
Commercial real estate, 1-4 family	1,614	1,614	132
Commercial real estate, other	1,475	1,475	42
Subtotal	3,886	4,008	302

Total	$5,828	$5,950	$302

		Unpaid
	Recorded	Principal	Related
December 31, 2013	Investment	Balance	Allowance
With no related allowance recorded:
Commercial operating	$66	$66	$0
Commercial real estate, 1-4 family	54	54	0
Commercial real estate, other	6,876	6,876	0
Subtotal	6,996	6,996	0

With an allowance recorded:
Commercial operating	967	967	111
Commercial real estate, 1-4 family	1,679	1,679	232
Commercial real estate, other	1,282	1,282	181
Subtotal	3,928	3,928	524

Total	$10,924	$10,924	$524

		Unpaid
	Recorded	Principal	Related
December 31, 2012	Investment	Balance	Allowance
With no related allowance recorded:
Commercial operating	$234	$234	$0
Commercial real estate, 1-4 family	92	92	0
Commercial real estate, other	5,820	5,820	0
Subtotal	6,146	6,146	0

With an allowance recorded:
Commercial operating	925	925	107
Commercial real estate, 1-4 family	1,732	1,732	248
Consumer real estate, other	3,253	3,253	202
Subtotal	5,910	5,910	557

Total	$12,056	$12,056	$557

Impaired loans with no related allowance recorded at December 31, 2014, decreased 72.2% or $5,054,000 from year-end 2013, while loans with a specified reserve decreased 1.1% or $42,000. Impaired loans with no related allowance recorded at December 31, 2013, increased 13.8% or $850,000 from year-end 2012, while loans with a specified reserve decreased 33.5% or $1,982,000. Total impaired loans of $5,828,000 at December 31, 2014, decreased 46.7% or $5,096,000 from $10,924,000 at December 31, 2013. Impaired loans decreased 9.4% or $1,132,000 to $10,924,000 at December 31, 2013 from impaired loans of $12,056,000 at December 31, 2012. The decrease in impaired loans during 2014 was primarily due to an upgrade and removal from TDR status of one commercial credit of $2,108,000 and the transfer of foreclosed property from three loans in the amount of $2,220,000 to OREO. At the time of transfer, the loan balances were adjusted through charges to the allowance for loan losses in the amount of $237,000. The specified reserve related to impaired loans totaled $302,000 at December 31, 2014, compared to $524,000 at December 31, 2013 and $557,000 at December 31, 2012.

The following tables present the average recorded investment in impaired loans and the amount of interest income recognized on a cash basis for impaired loans after impairment by portfolio segment and class for the periods indicated. (All dollar amounts reported in thousands)

	No Related		With Related
	Allowance Recorded		Allowance Recorded		Total
	Average	Total Interest	Average	Total Interest	Average	Total Interest
	Recorded	Income	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized	Investment	Recognized
December 31, 2014
Commercial:
Operating	$0	$0	$821	$8	$821	$8
Real estate, 1-4 family	0	0	1,649	68	1,649	68
Real estate, other	3,610	158	1,526	94	5,136	252
Total	$3,610	$158	$3,996	$170	$7,606	$328

December 31, 2013
Commercial:
Operating	$66	$3	$990	$8	$1,056	$11
Real estate, 1-4 family	54	2	1,696	63	1,750	65
Real estate, other	6,125	145	1,300	14	7,425	159
Total	$6,245	$150	$3,986	$85	$10,231	$235

December 31, 2012
Commercial:
Operating	$181	$9	$346	$28	$527	$37
Real estate, 1-4 family	52	0	1,017	39	1,069	39
Real estate, other	5,144	311	3,342	48	8,486	359
Total	$5,377	$320	$4,705	$115	$10,082	$435